IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Please delete the current Appendix B in its entirety and replace with the following:
“Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries
The term “fund family,” used herein, shall refer to the Federated mutual funds.
Ameriprise Financial
CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE FINANCIAL:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Effective April 30, 2018, shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial's platform (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
EXCHANGE Feature of CLASS C SHARES AVAILABLE AT AMERIPRISE FINANCIAL:
Automatic Exchange of Class C shares. Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.

Merrill Lynch
Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following front-end sales charge waivers and shareholders redeeming Fund shares through a Merrill Lynch platform or account (regardless of purchase date) will be eligible only for the following contingent deferred, or back-end, sales charge (CDSC) waivers and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus.
Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■	Shares purchased by or through a 529 Plan;
■	Shares purchased through a Merrill Lynch affiliated investment advisory program, or effective June 1, 2019, exchanges of shares in the same Fund purchased through such a Merrill Lynch program due to the holdings moving from such program to a Merrill Lynch brokerage (non-advisory) account;
■	Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch's platform;
■	Shares of funds purchased through the Merrill Edge Self-Directed platform;
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date;
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■	Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus;
■	Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
CDSC Waivers on A, B and C Shares Available at Merrill Lynch
■	Death or disability of the shareholder;
■	Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus;
■	Return of excess contributions from an IRA Account;
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2;
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■	Shares acquired through a right of reinstatement;
■	Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only). The CDSC applicable to the converted shares will be waived, and Merrill Lynch will remit to the Fund's Distributor a portion of the waived CDSC. Such portion shall be equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period;
■	Effective June 1, 2019, Class A Shares sold, where such Class A Shares were received as a result of exchanges of shares in the same Fund purchased through a Merrill Lynch affiliated investment advisory program due to the holdings moving from the program to a Merrill Lynch brokerage (non-advisory) account.
Front-End Load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation and Letters of Intent
■	Breakpoints as described in this prospectus;
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets;
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Morgan Stanley Smith Barney
Class A Shares Front-End Sales Charge Waivers Available at Morgan Stanley Smith Barney:
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;
■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules;
■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
■	Shares purchased through a Morgan Stanley self-directed brokerage account;
■	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are exchanged to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's intra-fund share class exchange program;
■	Shares purchased from the proceeds of redemptions within the same fund family, provided: (i) the repurchase occurs within 90 days following the redemption; (ii) the redemption and purchase occur in the same account; and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity's affiliates (“Raymond James”)
Effective March 1, 2019, shareholders purchasing and redeeming Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James
■	Shares purchased through a Raymond James investment advisory program;
■	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
■	Shares purchased from the proceeds of redemptions within the same fund family, provided: (1) the repurchase occurs within 90 days following the redemption; (2) the redemption and purchase occur in the same account; and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement);
■	A shareholder in the Fund's Class C shares will have their shares automatically exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the automatic exchange is in line with the policies and procedures of Raymond James.
CDSC Waivers on A, B and C Shares Available at Raymond James
■	Death or disability of the shareholder;
■	Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus;
■	Return of excess contributions from an IRA Account;
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2 as described in the fund's prospectus;
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James;
■	Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■	Breakpoints as described in this prospectus;
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

The Federated Funds include all of the following registrants (including any of their share classes):
FEDERATED ADVISER SERIES
Federated MDT Large Cap Value Fund
FEDERATED EQUITY FUNDS
Federated Absolute Return Fund
Federated Clover Small Value Fund
Federated Global Strategic Value Dividend Fund
Federated International Strategic Value Divided Fund
Federated Kaufmann Fund
Federated Kaufmann Large Cap Fund
Federated Kaufmann Small Cap Fund
Federated MDT Mid Cap Growth Fund
Federated Prudent Bear Fund
Federated Strategic Value Dividend Fund
FEDERATED EQUITY INCOME FUND, INC.
FEDERATED FIXED INCOME SECURITIES, INC.
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund
FEDERATED GLOBAL ALLOCATION FUND
FEDERATED GOVERNMENT INCOME SECURITIES, INC.
FEDERATED HIGH INCOME BOND FUND
FEDERATED HIGH YIELD TRUST
Federated Equity Advantage Fund
Federated High Yield Trust
FEDERATED INCOME SECURITIES TRUST
Federated Capital Income Fund
Federated Floating Rate Strategic Income Fund
Federated Fund for U.S. Government Securities
Federated Muni and Stock Advantage Fund
Federated Real Return Bond Fund
FEDERATED INDEX TRUST
Federated Max-Cap Index Fund

FEDERATED INSTITUTIONAL TRUST
Federated Government Ultrashort Duration Fund
Federated Short-Intermediate Total Return Bond Fund
FEDERATED INTERNATIONAL SERIES, INC.
Federated Global Total Return Bond Fund
FEDERATED INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
FEDERATED MDT SERIES
Federated MDT All Cap Core Fund
Federated MDT Balanced Fund
Federated MDT Large Cap Growth Fund
Federated MDT Small Cap Core Fund
Federated MDT Small Cap Growth Fund
FEDERATED MUNICIPAL BOND FUND, INC.
FEDERATED MUNICIPAL SECURITIES INCOME TRUST
Federated Michigan Intermediate Municipal Trust
Federated Municipal High Yield Advantage Fund
Federated Ohio Municipal Income Fund
Federated Pennsylvania Municipal Income Fund
FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
FEDERATED TOTAL RETURN SERIES, INC.
Federated Total Return Bond Fund
Federated Ultrashort Bond Fund
FEDERATED WORLD INVESTMENT SERIES, INC.
Federated Emerging Market Debt Fund
Federated International Leaders Fund
Federated International Small-Mid Company Fund
June 27, 2019
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454766 (6/19)
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